COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES
COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES
NOTE 14. COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

Capital Commitments

The Company purchased property, plant and equipment which the payment was due within one year. As of April 30, 2015 and July 31, 2014, the Company has a capital commitment of $19,508,643 and $27,777,872, respectively.

Operation Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of April 30, 2015 are payable as follows:

Remaining 2015	85,997
Year ending July 31, 2016	343,989
Year ending July 31, 2017	343,989
Year ending July 31, 2018	343,989
After 2018	6,191,227
Total	$7,309,191

Rental expense of the Company for the nine months ended April 30, 2015 and 2014 were $258,801 and $2,943, respectively.

Credit risk

Cash deposits with banks are held in financial institutions in China, which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

Contingency

On September 23, 2013, Mr. Roy Thomas Phillips, who was then a consultant to the Company and served as the acting CFO of the Company from July 29, 2014 until his resignation on March 29, 2015, obtained 60,000,000 shares of restricted common stock, and two other non-related parties, obtained a total of 7,000,000 shares of restricted common stock, for a total of 67,000,000 shares of restricted common stock from the Company in contemplation of a secondary offering, which was not consummated. The Company has requested that the certificate representing the shares be returned so that the 67,000,000 shares be canceled. The recipients of such shares have agreed to the cancellation of 62,000,000 of such shares, and that they are not the beneficial owners of such 62,000,000 shares. The cancellation of such 62,000,000 shares is pending upon receipt of the actual stock certificate from the recipients. Meanwhile, Mr. Phillips is evaluating the 5,000,000 shares to make an accommodation with respect to such shares, but has made no specific request. The Company has committed to seek the return of the 5,000,000 shares to the fullest extent. For the period ended April 30, 2015, the dilutive effect of not canceling the 67,000,000 shares is incorporated in the consolidated financial statements as the Company recorded such shares as issued and outstanding. The loss per share remained $0.00 with the dilutive effect of not canceling such shares. If the shares are not voluntarily returned for cancellation, the Company will need to commence litigation in Delaware to obtain a judgment to cancel the shares for lack of consideration. At this time, the Company is unable to estimate the cost of such litigation if it takes place.

NOTE 13. COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

Capital Commitments

The Company purchased property, plant and equipment which the payment was due within one year. As of July 31, 2014, the Company has a capital commitment of $27,777,872.

Operation Commitments
The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of July 31, 2014 are payable as follows:

Year ending July 31, 2015	345,554
Year ending July 31, 2016	345,554
Year ending July 31, 2017	345,554
Year ending July 31, 2018	345,554
After 2018	6,075,426
Total	$7,457,642

Rental expense of the Company for the year ended July 31, 2014 and 2013 were $89,760 and $0, respectively.

Credit risk

Cash deposits with banks are held in financial institutions in China, which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

Contingencies

On July 20, 2014, Mr. Zhou Deng Rong, former general manager and former majority shareholder of the Company, received a verbal summon from the Public Security Bureau in Chi Feng city for investigation assistance purposes and Mr. Zhou is being questioned by the authorities. The investigation is related to the initial offering to the Chinese investors by Xiangtian (Beijing) Equity Investment Fund Management Co., Ltd. Mr. Zhou resigned as General Manager and Director of the Company effective July 29, 2014.

The Company has received no notice of any investigation or proceeding with respect to this offering or any other matter and is not aware of any warrant or charges against Mr. Zhou or any notices of any warrant delivered to his family. In addition, no claims have been filed against the Company or any of its affiliates by any shareholder. However, the filing of such a claim or commencement of any governmental investigation or proceeding, even if not justified, could create negative publicity and have a material adverse impact on the Company’s ability to raise additional capital and on the market price of the Company’s common stock. Should any of the allegations or claims be proven, the Company could be adversely affected.

Certain Chinese investors purchased the right to receive shares of common stock in a Hong Kong entity with were to be exchanged for stock in a United States entity that would /that would own rights to the compressed air storage technology. Shares in LuckSky (Hong Kong) Shares Limited, and then a total of 150,000,000 shares of common stock of the Company, were issued upon the merger of LuckSky (Hong Kong) Shares Limited into the Company in September 2013. Allegations have been made by journalists that certain misrepresentations were made by sales agents to such investors, including an alleged representation that they were receiving stock in the Company which owned the business of Sanhe and which shares would be listed on a national securities exchange. As a result of the Company’s acquisition of Sanhe, such investors now own stock in the Company, which controls the business of Sanhe through the VIE Agreements and is the licensee of the air compression energy technology. Allegations have also been made that sales agents improperly sold such securities.

However, the filing of such a claim or commencement of any governmental investigation or proceeding against the Company, even if not justified, could create negative publicity and have a material adverse impact on the Company’s ability to raise additional capital and on the market price of the Company’s common stock. Should any of the allegations or claims be proven, the Company could be adversely affected.

On September 23, 2013, the Company issued 60,000,000 shares of restricted common stock at $0.001 per share to Mr. Roy Thomas Phillips, who was then a consultant to the Company and later served as the acting CFO of the Company beginning July 29, 2014, and two other non-related parties, obtained a total of 7,000,000 shares of restricted common stock. The shares were issued in contemplation of a secondary offering. The Company takes the position that these shares should be cancelled since no secondary offering was consummated. The Company is taking steps to have these shares canceled. The Company valued the 67,000,000 shares of common stock issued at $67,000 as there was no market for the Company’s common stock and it has limited or no trading; and there is thought to be minimal value in the Company at the time of issuance, therefore the par value is thought to match the assumed market price of the Company’s common stock which is at $0.001 per share. The issuance of these securities could result in further dilution to the Company’s stockholders which effects the earnings (loss) per share amount of the Company. The Company might incur additional expenses to have these shares canceled. For the year ended July 31, 2014, the dilutive effect of not canceling the 67,000,000 shares is incorporated in the consolidated financial statements as the Company recorded such shares as issued and outstanding. The loss per share remained $0.00 with the dilutive effect of not canceling such shares. If the shares are not voluntarily returned for cancellation, the Company will need to commence litigation in Delaware to obtain a judgment to cancel the shares for lack of consideration. At this time, the Company is unable to estimate the cost such litigation if it takes place.